Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies:

Note 10 Commitments and Contingencies:

Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

On October 17, 2013, the Company filed a complaint in the Westchester County Supreme Court of the State of New York (the “Court”) against Timothy Kelly (“Kelly”) seeking damages for Kelly’s breach of fiduciary duty and usurpation of corporate opportunities. Kelly is the former President, Chief Operating Officer, Secretary and Director of the Company. He resigned from each of these positions on or about August 30, 2013. The complaint alleges that Kelly, prior to his resignation, engaged in a pattern of self-dealing and exposed the Company to adverse criticism and hostility from its shareholders by: (i) purchasing, on his behalf, at least one oil well and land that would have been profitable to the Company; (ii) claiming to sell shares of the Company’s stock that he either obtained from other shareholders or that did not exist and (iii) misrepresenting the nature of the stock for his personal profit. The Company is seeking $4,000,000 in compensatory damages, as well as costs, interest and such other relief as the Court may deem just and proper.

On January 21, 2014, Kelly filed a counterclaim for breach of contract against the Company and SOG in the matter titled Stratex Oil & Gas Holdings, Inc. v. Kelly, No. 67528/2013 (N.Y. Sup., Westchester Cty.)  Kelly alleges that the Company and SOG  breached the certain Termination Agreement, dated August 30, 2013 between Kelly the Company and SOG. Specifically, Kelly alleges that the Termination Agreement requires the Company to deliver a certain number of shares of the Company's  restricted common stock and pay him a total of approximately $300,000 over a period of thirty months.  Kelly claims that the Company has failed to deliver the shares of the Company's stock and to pay him the monthly payments.  Kelly further claims that the Company breached the non-disparagement provision of the Termination Agreement by making derogatory statements about him to the public and/or third-persons.  Kelly is seeking a minimum of $500,000 in damages, plus interest and 2,500,000 shares of the Company's restricted common stock.

On April 10, 2014, we accepted service of process from a group of seven plaintiffs who commenced litigation against Timothy Kelly, the former President and a director of the Company, for several of the same matters that are currently the subject of the Company’s current pending litigation against Mr. Kelly in Superior Court, Westchester County, New York. While the litigation was brought for alleged theft, conversion and other malfeasance by Mr.Kelly, the plaintiffs also named the Company as a defendant in the Complaint, seeking monetary damages from the Company under the theory of respondeat superior. The Company does not believe that it should be held responsible for Mr. Kelly’s alleged malfeasance and we intend to assert a cross claim against Mr. Kelly and to vigorously defend the Company in this matter. On August 7, 2014, the Company filed a Motion to Dismiss the action.

Under the terms of the Termination Agreement, Kelly was to receive:

●	2,500,000 shares of restricted common stock, at a fair value of $500,000 ($0.20/share),

●	Compensation - $6,000 per month, for 30 consecutive months commencing September 1, 2013,

●	Compensation - $25,000 per month, for 5 consecutive months commencing October 1, 2013,

●	Preferred Share Repurchase - $25,000 as payment in full for the sale, return and delivery to the Company of 50 shares of Preferred Stock held by Mr. Kelly,

●	Cancellation of 1,500,000 stock options.

On August 30, 2013, the Company paid compensation to Mr. Kelly of $6,000 and repurchased 50 shares of preferred stock for $25,000 as per the terms of the Termination Agreement. As set forth above, by virtue of the litigation with Kelly, the Company ceased making payments to Kelly and has accrued a liability of $799,000 for the remaining compensation that may be payable to him.

Oil and Gas Prices

The prices of oil, natural gas, methane gas and other fuels have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to numerous factors, including but not limited to the worldwide and domestic supplies of oil and gas, changes in the supply of and demand for such fuels, political conditions in fuel-producing and fuel-consuming regions, weather conditions, the development of other energy sources, and the effect of government regulation on the production, transportation and sale of fuels.  These factors and the volatility of energy markets make it extremely difficult to predict future oil and gas price movements with any certainty.  A decline in prices could adversely affect the Company’s financial position, financial results, cash flows, access to capital and ability to grow.

Environmental Liabilities

Oil and gas operations are subject to many risks, including well blowouts, cratering and explosions, pipe failure, fires, formations with abnormal pressures, uncontrollable flows of oil, natural gas, brine or other well fluids, and other environmental hazards and risks.  Our drilling operations involve risks from high pressures and from mechanical difficulties such as stuck pipes, collapsed casings, and separated cables.  If any of these circumstances occur, the Company could sustain substantial losses as a result of injury or loss of life, destruction of property and equipment, damage to natural resources, pollution or other environmental damages, clean-up responsibilities, regulatory investigations and penalties, suspension of operations, and compliance with environmental laws and regulations relating to air emissions, waste disposal and hydraulic fracturing, restrictions on drilling and completion operations and other laws and regulations.  The Company’s potential liability for environmental hazards may include those created by the previous owners of properties purchased or leased prior to the date we purchase or lease the property.  The Company maintains insurance against some, but not all, of the risks described above.  Insurance coverage may not be adequate to cover casualty losses or liabilities.

Employment Contracts

On April 11, 2014, the Company entered into an Executive Employment Agreement with Jeffrey Robinson to serve as the Director of Field Operations (“DFO”).  The terms of the Agreement are as follows:

●	Term - 3 years,

●	Compensation - $150,000 salary per annum, bonus eligibility,

●	Option Grant - 1,000,000 options to acquire restricted stock at an exercise price of $0.39 per share.

Employment Agreement

On May 6, 2014, the Company entered into an Executive Employment Agreement with Alan D. Gaines to serve as the Chairman of our Board of Directors.  The terms of the Agreement are as follows:

●	Term - 5 years,

●	Compensation - $350,000 salary per annum, subject to 10% increase per annum,

●	Bonus Eligibility – Target Bonus equal to 100% of base salary based on performance criteria to be established

By virtue of Mr. Gaines joining the Board, options exercisable for up to 3,000,000 shares of our common stock, previously granted to him in December 2013, became fully vested.  Such options are exercisable at $0.15 per share.

Consulting Agreement

On May 1, 2014, the Company entered into a Consulting Agreement (the “IR Agreement”) with MZHCI, LLC to provide investor relations consulting services.  The terms of the IR Agreement are as follows:

●	Term - 1 year, commencing May 6, 2014, the IR Agreement shall renew and continue in effect for successive one-year periods unless terminated,

●	Compensation - $8,000 per month,

●	Common Share Grant – 200,000 restricted common shares issued immediately; An additional 200,000 restricted common shares at six month anniversary.

●	Reimbursement for all reasonable and necessary business expenses

Agreements with Placement Agents and Finders

(A)

The Company entered into a Financial Advisory and Investment Banking Agreement with Radnor Research & Trading Company, LLC (“Radnor”) effective January 24, 2014 (the “Radnor Advisory Agreement”). Pursuant to the Radnor Advisory Agreement, Radnor will act as the Company’s exclusive financial advisor and placement agent to assist the Company in connection with a best efforts private placement (the “Financing”) of up to $10 million of the Company’s equity and/or debt securities and/or convertible instruments (the “Securities”).

The Company upon closing of the Financing shall pay consideration to Radnor, in cash, a fee in an amount equal to 10% of the aggregate gross proceeds raised in the Financing. The Company shall grant and deliver to Radnor at the closing of the Financing, for nominal consideration, five year warrants (the “Warrants”) to purchase such number of shares of Common Stock as is equal to 10% of the Offering proceeds.  The Warrants shall be exercisable at any time during the five year period commencing on the closing to which they relate at an exercise price of $0.30. If the Financing is consummated by means of more than one closing, Radnor shall be entitled to the fees provided herein with respect to each such closing.

(B)

The Company entered into a Second Financial Advisory and Investment Banking Agreement with Radnor Research & Trading Company, LLC (“Radnor”) in May 2014 (the “Radnor Advisory Agreement 2”). Pursuant to the Radnor Advisory Agreement 2, Radnor will act as the Company’s exclusive financial advisor and placement agent to assist the Company in connection with a best efforts private placement (the “Financing”) of up to $15 million of the Company’s equity and/or debt securities and/or convertible instruments (the “Securities”).

The Company upon closing of the Financing shall pay consideration to Radnor, in cash, a fee in an amount equal to 10% of the aggregate gross proceeds raised in the Financing. The Company shall grant and deliver to Radnor at the closing of the Financing, for nominal consideration, five year warrants (the “Warrants”) to purchase such number of shares of Common Stock as is equal to 10% of the Offering proceeds.  The Warrants shall be exercisable at any time during the five year period commencing on the closing to which they relate at an exercise price of $0.30. If the Financing is consummated by means of more than one closing, Radnor shall be entitled to the fees provided herein with respect to each such closing.

During the six months ended June 30, 2014 the Company paid to Radnor fees of $658,551 and issued Radnor 2,195,187 five year warrants with an exercise price of $0.30.

In addition to the fees paid to Radnor the Company incurred financing fees of $643,500 during the six months ended June 30, 2014 to JD Partners Co., Ltd in relation to the 2014 private placement.

Agreement and Plan of Merger

On May 6, 2014, the Company, Richfield Oil & Gas Company (“Richfield”) and Richfield Acquisition Corp., a wholly-owned subsidiary of the Company (“RAC”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, subject to the satisfaction or waiver of certain conditions, RAC will merge with and into Richfield (the “Merger”), with Richfield surviving as a wholly owned subsidiary of the Company.

Upon the consummation of the Merger, each outstanding share of Richfield common stock (other than shares held by those Richfield stockholders properly exercising dissenters rights) will be converted into the right to receive shares of the Company common stock in an amount to be determined by the application of a formula set forth in the Merger Agreement. Based on the number shares of Richfield common stock outstanding on May 6, 2014, each outstanding share of Richfield common stock (other than shares held by those Richfield stockholders properly exercising dissenters’ rights) would be converted into 1.009 shares of the Company’s common stock. However, the number of shares of the Company’s common stock that may actually be issued with respect to a share of Richfield common stock is subject to decrease based on the formula set forth in the Merger Agreement in the event additional shares of Richfield common stock are issued prior to the consummation of the Merger, including, subject to certain limited exceptions, shares of Richfield common stock issued upon exercise of Richfield’s outstanding warrants or upon conversion of Richfield’s outstanding convertible notes. No fractional shares of our common stock will be issued in the Merger and Richfield’s stockholders will receive cash in lieu of fractional shares.

Under the Merger Agreement, Richfield is required to take such action as may be necessary so that each outstanding warrant to purchase shares of Richfield common stock will be converted into the right to purchase shares of the Company’s common stock, with an adjustment in the number of shares and exercise price per share corresponding to the ratio of the number of shares of Company common stock issuable for each share of Richfield common stock upon consummation of the Merger. Richfield is also required by the Merger Agreement to take such action as may be necessary so that each outstanding convertible note which is convertible into shares of Richfield common stock will instead become convertible into shares of our common stock, also adjust by the ratio of the number of shares of the Company’s common stock issuable for each share of Richfield common stock upon consummation of the Merger.

The Company and Richfield each made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants by each of the Company and Richfield to, subject to certain exceptions, conduct its business in the ordinary course during the interim period between the execution of the Merger Agreement and the consummation of the Merger.

Note 8 Commitments and Contingencies:

Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results. See Note 9 for discussion of complaint filed by the Company against its former officer subsequent to the balance sheet date.

Oil and Gas Prices

The prices of oil, natural gas, methane gas and other fuels have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to numerous factors, including but not limited to the worldwide and domestic supplies of oil and gas, changes in the supply of and demand for such fuels, political conditions in fuel-producing and fuel-consuming regions, weather conditions, the development of other energy sources, and the effect of government regulation on the production, transportation and sale of fuels.  These factors and the volatility of energy markets make it extremely difficult to predict future oil and gas price movements with any certainty.  A decline in prices could adversely affect the Company’s financial position, financial results, cash flows, access to capital and ability to grow.

Environmental Liabilities

Oil and gas operations are subject to many risks, including well blowouts, cratering and explosions, pipe failure, fires, formations with abnormal pressures, uncontrollable flows of oil, natural gas, brine or other well fluids, and other environmental hazards and risks.  Our drilling operations involve risks from high pressures and from mechanical difficulties such as stuck pipes, collapsed casings, and separated cables.  If any of these circumstances occur, the Company could sustain substantial losses as a result of injury or loss of life, destruction of property and equipment, damage to natural resources, pollution or other environmental damages, clean-up responsibilities, regulatory investigations and penalties, suspension of operations, and compliance with environmental laws and regulations relating to air emissions, waste disposal and hydraulic fracturing, restrictions on drilling and completion operations and other laws and regulations.  The Company’s potential liability for environmental hazards may include those created by the previous owners of properties purchased or leased prior to the date we purchase or lease the property.  The Company maintains insurance against some, but not all, of the risks described above.  Insurance coverage may not be adequate to cover casualty losses or liabilities.

Employment Contracts

On April 1, 2012, the Company entered into an Executive Employment Agreement with the Chief Executive Officer (“CEO”).  The terms of the Agreement are as follows:

●	Term - 5 years,

●	Compensation - $250,000 salary per annum, bonus eligibility, (annual raises equal to 10%),

●	Option Grant - 1,500,000 options to acquire restricted stock, (adjusted for post 2:1 stock split),

●	Preferred Share Grant - 50 shares of Preferred Stock which entitle the CEO to 50 million votes on all matters submitted to a vote of the shareholders of the Company.

Amendment to employment contract

The CEO’s employment agreement with SOG was originally for a period of 5 years, after which the agreement is renewable for 1 year periods, unless SOG or the CEO gives 6 months notice of the intention to terminate the agreement. On November 22, 2013, the CEO and SOG executed an amendment extending The CEO’s employment for an additional period of two years. The CEO receives a salary of $250,000 per year with annual increases of 10% per year. The CEO will also receive an annual cash bonus in an amount to be determined by the Board of Directors.

The CEO was granted options to acquire 3,000,000 common shares under his initial employment agreement (1,500,000 effective due to reverse stock split July 5, 2013) of restricted stock of the Company, which shall be subject to, and vest over a period of three (3) years. The CEO was granted additional options to acquire 3,600,000 common shares of restricted stock which vested immediately when the amendment to his employment agreement was executed. Additionally, The CEO was issued 50 shares of Stratex Preferred Stock under his initial employment agreement and an additional 10 shares of Preferred Stock when the amendment to his employment agreement was executed. The shares of Preferred Stock have no liquidation or dividend preference and each share of Preferred Stock entitles the CEO to one million votes (10,000,000 in total) on all matters submitted to a vote of the shareholders of the Company (60,000,000 votes in total). The CEO has the ability to control all aspects of the Company as a result of his ownership of the 60 shares of Preferred Stock.

The Company agrees to promptly reimburse the CEO for all reasonable and necessary business expenses, including without limitation, telephone and facsimile charges incurred by him on behalf of the Company. In addition the Company agrees to provide the CEO with a monthly automobile allowance of $750.

On April 1, 2012, the Company entered into an Executive Employment Agreement with the Chief Operating Officer which was subsequently terminated on August 30, 2013.  The terms of the Agreement were as follows:

●	Term - 5 years,
●	Compensation - $250,000 salary per annum, bonus eligibility, (annual raises equal to 10%),
●	Option Grant - 1,500,000 options to acquire restricted stock, (adjusted for post 2:1 stock split),
●	Preferred Share Grant - 50 shares of Preferred Stock which entitle the COO to 50 million votes on all matters submitted to a vote of the shareholders of the Company.

Due to former officer

On August 30, 2013 Timothy Kelly resigned as (i) President, Chief Operating Officer and Secretary of the Company; (ii) President, Chief Operating Officer and Secretary of SOG, the Company’s wholly owned subsidiary; and (iii) Director of both the Company and SOG for personal reasons and to pursue other opportunities.

On August 30, 2013, in conjunction with Mr. Kelly’s resignation, the Company entered into a Termination Agreement and Release (the “Termination Agreement”) in full compromise of any and all claims Mr. Kelly may have against the Company. Prior to the execution of the Termination Agreement the Company had accrued liabilities for past salary and related expenses of approximately $158,000. The Company shall deliver and pay to Mr. Kelly the following as per the Termination Agreement:

●	2,500,000 shares of restricted common stock, at a fair value of $500,000 ($0.20/share),
●	Compensation - $6,000 per month, for 30 consecutive months commencing September 1, 2013,
●	Compensation - $25,000 per month, for 5 consecutive months commencing October 1, 2013,
●	Preferred Share Repurchase - $25,000 as payment in full for the sale, return and delivery to the Company of 50 shares of Preferred Stock held by Mr. Kelly,
●	Cancellation of 1,500,000 stock options.

On August 30, 2013, the Company paid compensation to Mr. Kelly of $6,000 and repurchased 50 shares of preferred stock for $25,000 as per the terms of the Termination Agreement. As of September 30, 2013 the Company has accrued a liability of $799,000 for the remaining compensation to be paid to Mr. Kelly.

Consulting Agreement

On October 15, 2013, the Company entered into a Consulting Agreement (the “Agreement”) with Alan Gaines to provide general business consulting services and business development.  The terms of the Agreement are as follows:

●	Term - 1 year, the Agreement shall renew and continue in effect for successive one-year periods unless terminated,
●	Compensation - $15,000 per month,
●	Option Grant - 8% of the Company’s fully diluted shares, $0.15 exercise price, 5 year term, cashless exercise provision,
●	Preferred Share Grant - 5 shares of Preferred Stock

Amendment to consulting agreement

In December 2013 due to the present uncertainty surrounding the number of shares that Mr. Gaines may ultimately acquire should he elect to exercise his stock option, both the Company and Mr. Gaines have agreed to cancel the prior stock option and to issue a new stock option to Mr. Gaines, exercisable for up to 7,500,000 shares at $0.15 per share with 5 year term. The new option is immediately exercisable with respect to 4,500,000 shares and will vest with respect to the remaining 3,000,000 shares on either (a) the date on which Mr. Gaines shall become a director of the Company or (b) December 31, 2014, in the event the Company has not procured D&O liability insurance in excess of $5 million by such date. Mr. Gaines has also relinquished any and all interest in and to the five (5) shares of Preferred Stock that were granted to him and such shares of Preferred Stock have been rescinded.

Litigation

On October 17, 2013, the Company filed a complaint in the Westchester County Supreme Court of the State of New York (the “Court”) against Timothy Kelly (“Kelly”) seeking damages for Kelly’s breach of fiduciary duty and usurpation of corporate opportunities. Kelly is the former President, Chief Operating Officer, Secretary and Director of the Company. He resigned from each of these positions on or about August 30, 2013. The complaint alleges that Kelly, prior to his resignation, engaged in a pattern of self-dealing and exposed the Company to adverse criticism and hostility from its shareholders by: (i) purchasing, on his behalf, at least one oil well and land that would have been profitable to the Company; (ii) claiming to sell shares of the Company’s stock that he either obtained from other shareholders or that did not exist and (iii) misrepresenting the nature of the stock for his personal profit. The Company is seeking $4,000,000 in compensatory damages, as well as costs, interest and such other relief as the Court may deem just and proper.

On January 21, 2014, Tim Kelly filed a counterclaim for breach of contract against the Company and SOG.  See Note 11 Subsequent Events for further discussion of the counterclaim.

Joint Development Agreement

On December 10, 2013, the Company entered into a Joint Development Agreement dated as of December 3, 2013 (the “Joint Agreement”) with Eagleford Energy, Inc., an Ontario, Canada corporation (“Eagleford”) and its wholly-owned subsidiary, Eagleford Energy, Zavala Inc., a Nevada corporation (“Eagleford Zavala”).  On January 24, 2014, the Company, Eagleford and Eagleford Zavala entered into an amendment to the Joint Agreement (the “First Amendment”), pursuant to which Eagleford Zavala, in exchange for certain commitments made by us therein, accelerated the grant to us of certain undivided interests in its oil and gas lease dated September 1, 2013 covering approximately 2,629 acres in Zavala County, Texas (the “Lease”).

Under the terms of the Zavala County Lease, the lessee (Eagleford Zavala) is required to either frac the Matthews #1H or spud a new well prior to the expiration of the Primary Term which was January 31, 2014.  Eagleford Zavala has the right to extend the Primary Term for up to two additional months by paying the lessors a fee of $30,000 for each one month extension. On January 23, 2014 the Company did exercise its right to extend the lease for 30 days, and has commenced the frac of Matthews #1H in February 2014.  Eagleford Zavala has timely satisfied the foregoing requirement and the Zavala County Lease will remain in full force and effect. Beginning in the second lease year, Eagleford Zavala will be required to meet an annual minimum royalty of $850,000 per year and to drill at least two new wells per year.  Failure to meet these requirements will result in a termination of the Zavala County Lease, except for such acreage retained by production.